CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 27, 2014	Jun. 28, 2013
Cash Flows from Operating Activities:
Net loss	$ (44,671)	$ (308)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	25,198	25,052
Impairment of other intangible assets	67,500	0
Amortization of deferred lease incentive obligation	(421)	(423)
Amortization of deferred debt financing costs	2,050	1,873
Amortization of discount on Term Loan Facility	36	0
Amortization of OpCo Notes fair value adjustment	(544)	(1,549)
Tender premiums and expenses on OpCo Notes	18,510	0
Write-off of unamortized OpCo Notes fair value adjustment	(17,803)	0
Write-off of deferred debt issuance costs	3,465	0
Share-based compensation	1,528	2,532
Deferred income taxes	(22,601)	(7,431)
Provision for doubtful accounts	1,550	1,214
Loss (gain) on disposal of property and equipment	37	(1)
Other	(63)	(162)
Changes in assets and liabilities:
Accounts receivable - trade	(28,788)	(23,710)
Inventories	(15,364)	(15,518)
Prepaid expenses and other current assets	3,602	1,880
Other assets	(117)	(74)
Accounts payable	16,684	12,693
Accrued expenses and other current liabilities	3,688	(1,633)
Accrued interest	(2,434)	1,557
Income taxes	1,633	4,104
Other liabilities	(11)	(198)
Net cash provided by (used in) operating activities	12,664	(102)
Cash Flows from Investing Activities:
Purchases of property and equipment, net	(9,241)	(10,595)
Net cash used in investing activities	(9,241)	(10,595)
Cash Flows from Financing Activities:
Proceeds from ABL Facility	47,000	74,000
Payments on ABL Facility	(72,000)	(71,500)
Proceeds from issuance of Term Loan Facility, net	349,125	0
Payments on Term Loan Facility	(875)	0
Payments of deferred debt financing costs	(8,024)	(178)
Repayment of OpCo Notes	(300,000)	0
Payment of tender premiums and expenses on OpCo Notes	(18,510)	0
Increase in purchase card payable, net	422	472
Payments on capital lease obligations	(131)	(282)
Proceeds from issuance of common stock	165	750
Net cash (used in) provided by financing activities	(2,828)	3,262
Effect of exchange rate changes on cash and cash equivalents	25	(207)
Net increase (decrease) in cash and cash equivalents	620	(7,642)
Cash and cash equivalents at beginning of period	6,102	15,801
Cash and cash equivalents at end of period	6,722	8,159
Cash paid (received) during the period for:
Interest	31,004	29,662
Income taxes, net of refunds	(7,960)	(399)
Schedule of Non-Cash Investing and Financing Activities:
Capital expenditures incurred but not yet paid	$ 621	$ 1,103